Loss per share	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Loss per share

Note 13—Loss per share

Basic net loss per share of Class A Common Stock is computed by dividing net loss attributable to the Company by the weighted average number of shares of Class A Common Stock outstanding during the three and six months ended June 30, 2023. Diluted net loss per share of Class A Common Stock is computed by dividing net loss attributable to the Company, adjusted for the assumed exchange of all potentially dilutive securities, by weighted average number of shares of Class A Common Stock outstanding adjusted to give effect to potentially dilutive shares.

Prior to the Mergers, the membership structure of Holdings LLC included units which had profit interests. The Company analyzed the calculation of loss per unit for periods prior to the Mergers and determined that it resulted in values that would not be meaningful to the users of these condensed consolidated financial statements. Therefore, net loss per share information is not presented for periods prior to August 15, 2022. Shares of the Company’s Class V Common Stock do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class V Common Stock under the two-class method is not presented.

The computation of net loss per share attributable to Rubicon Technologies, Inc. and weighted-average shares of the Company’s Class A Common Stock outstanding for the three and six months ended June 30, 2023 are as follows (amounts in thousands, except for share and per share amounts):

Schedule of net loss per share
	Three Months Ended June 30, 2023	Six Months Ended June 30, 2023
Numerator:
Net loss	$(22,817)	$(32,268)
Less: Net loss attributable to non-controlling interests	(9,615)	(15,937)
Net loss attributable to Rubicon Technologies, Inc	$(13,202)	$(16,331)

Denominator:
Weighted average shares of Class A Common Stock outstanding – Basic and diluted	106,211,259	82,943,357

Net loss per share attributable to Class A Common Stock – Basic and diluted	$(0.12)	$(0.20)

The Company’s potentially dilutive securities below were excluded from the computation of diluted loss per share as their effect would be anti-dilutive:

-	IPO Warrants, Additional Subordinated Term Loan Warrants, Advisor Warrant, June 2023 Term Loan Warrants and YA Warrant.

-	Earn-Out Interests.

-	RSUs and DSUs.

Exchangeable Class V Common Stock

-	Potential settlements in Class A Common Stock of the YA Convertible Debentures, the Insider Convertible Debentures, the Third Party Convertible Debentures, the NZ Superfund Convertible Debentures, the June 2023 Term Loan, the FPA Settlement Liability and portion of fees for the PIPE Software Services Subscription (as defined in Note 15).

Note 16—Loss per share

Basic net loss per share of Class A Common Stock is computed by dividing net loss attributable to the Company by the weighted average number of shares of Class A Common Stock outstanding during the period from August 15, 2022 (the Closing Date) to December 31, 2022. Diluted net loss per share of Class A Common Stock is computed by dividing net loss attributable to the Company, adjusted for the assumed exchange of all potentially dilutive securities, by weighted average number of shares of Class A Common Stock outstanding adjusted to give effect to potentially dilutive shares.

Prior to the Mergers, the membership structure of Holdings LLC included units which had profit interests. The Company analyzed the calculation of loss per unit for periods prior to the Mergers and determined that it resulted in values that would not be meaningful to the users of these consolidated financial statements. Therefore, net loss per share information is not presented for periods prior to August 15, 2022. The basic and diluted loss per share for the year ended December 31, 2022 represent only the period from August 15, 2022 to December 31, 2022. Furthermore, shares of the Company’s Class V Common Stock do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted earnings per share of Class V Common Stock under the two-class method is not presented.

The computation of net loss per share attributable to Rubicon Technologies, Inc. and weighted-average shares of the Company’s Class A Common Stock outstanding for period from August 15, 2022 (the Closing Date) to December 31, 2022 are as follows (amounts in thousands, except for share and per share amounts):

Schedule of net loss per share
Numerator:
Net loss for the period from August 15, 2022 through December 31, 2022	$(52,774)
Less: Net loss attributable to non-controlling interests for the period from August 15, 2022 through December 31, 2022	(22,621)
Net loss for the period from August 15, 2022 through December 31, 2022 attributable to Rubicon Technologies, Inc. – Basic and diluted	$(30,153)

Denominator:
Weighted average shares of Class A Common Stock outstanding – Basic and diluted	49,885,394

Net loss per share attributable to Class A Common Stock – Basic and diluted	$(0.60)

The Company’s potentially dilutive securities below were excluded from the computation of diluted loss per share as their effect would be anti-dilutive:

-	15,812,500 Public Warrants and 14,204,375 Private Warrants.

-	1,488,519 Earn-Out Class A Shares.

-	11,182,243 vested RSUs and 540,032 vested DSUs.

-	500,000 shares of Class A Common Stock for which the Advisor Warrant is exercisable